INCENTIVE PLANS - Unvested Stock Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted- average grant date fair value per share (in dollars per share):
Granted (in dollars per share)		$ 76.68	$ 61.78
Vested (in dollars per share)	$ 67.17
Weighted-average market value, vested (in dollars per share)	64.23
Vested, weighted-average grant date fair value (in dollars per share)	$ 67.17
Unrecognized compensation cost of unvested stock awards	$ 654
Weighted-average period of recognition of unrecognized compensation cost of unvested stock awards (in years)	1 year 7 months 6 days
Unvested Stock Awards
Unvested stock awards (in shares):
Beginning balance (in shares)	28,226,292
Granted (in shares)	17,535,978
Canceled (in shares)	(1,453,029)
Vested (in shares)	(12,664,557)
Ending balance (in shares)	31,644,684	28,226,292
Weighted- average grant date fair value per share (in dollars per share):
Beginning balance (in dollars per share)	$ 69.25
Granted (in dollars per share)	62.10
Canceled (in dollars per share)	67.01
Vested (in dollars per share)	67.17
Ending balance (in dollars per share)	66.22	$ 69.25
Vested, weighted-average grant date fair value (in dollars per share)	$ 67.17